Cash Flow Information - Summary of Analysis of Net Debt and Movements in Net Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash and cash equivalents	$ 42,557,621	$ 78,713,885		$ 99,039,172	$ 142,737,362	$ 102,601,252
Lease liability - repayable within one year	(522,297)	(345,933)
Borrowings - repayable within one year (including overdraft)	(31,668,810)	(29,895,899)	$ (30,856,176)
Lease liability - repayable after one year	(6,488,119)	(4,479,627)
Borrowings - repayable after one year	(32,775,271)	(34,666,291)
Net cash (debt)	(28,896,876)	9,326,135
Cash and cash equivalents	42,557,621	78,713,885		99,039,172	$ 142,737,362	$ 102,601,252
Gross debt - fixed interest rates	(38,770,675)	(35,176,279)
Gross debt - variable interest rates	(32,683,822)	(34,211,471)
Net cash (debt)	(28,896,876)	9,326,135
Cash flows from financing activities
Beginning Balance	9,326,135	57,697,332
Cashflows	(34,568,333)	(47,977,520)
Other non-cash movements	3,355,738	(393,677)
Ending Balance	(21,886,460)	9,326,135
Cash
Cash flows from financing activities
Beginning Balance	78,713,885	99,039,172
Cashflows	(36,156,264)	(18,653,649)
Other non-cash movements		(1,671,638)
Ending Balance	42,557,621	78,713,885
Borrowings due within 1year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Borrowings - repayable within one year (including overdraft)	(30,360,575)	(28,554,210)		$ 0
Cash flows from financing activities
Beginning Balance	(1,687,622)	(1,438,692)
Cashflows	1,587,931	1,428,959
Other non-cash movements	(31,569,119)	(1,677,889)
Ending Balance	(31,668,810)	(1,687,622)
Borrowings
Cash flows from financing activities
Beginning Balance	(67,700,128)	(39,903,148)
Cashflows		(30,752,830)
Other non-cash movements	34,924,857	2,955,850
Ending Balance	$ (32,775,271)	$ (67,700,128)